REGULATORY FRAMEWORK - FFSU - Impact in the Company (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Oct. 01, 2012	Sep. 13, 2012	Mar. 31, 2011	Jan. 31, 2011
Regulatory framework
Unrecorded accounts receivable	$ 2,925
Investments included in the unrecorded accounts receivable	2,691
Deductions included in the unrecorded accounts receivable	1,033
Deposit payable, as required by the CNC			$ 208
Personal
Regulatory framework
Deposits with the Bank, SU					$ 112
Investment amount of the project for the development of a network infrastructure in locations in the Northern Region of Argentina with no mobile coverage				$ 70
Deposits with the CNC, under protest		$ 23
SU Fund Administrative Appeals | Minimum
Regulatory framework
Net assets (liabilities)	(799)
SU Fund Administrative Appeals | Maximum
Regulatory framework
Net assets (liabilities)	$ 2,925